Ordinary shares (Tables)	12 Months Ended
Dec. 31, 2013
Ordinary shares
Summary of entity's repurchase activity

For the year ended December 31, 2011
US$(except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17